Shareholders' equity - Shareholders' structure (Details)	Sep. 06, 2019	Aug. 17, 2019
Banco Santander, S.A. (Spain)
Share capital
Participation interest in entity (as a percent)	91.64%	74.96%
Minority Shareholders
Share capital
Participation interest in entity (as a percent)	8.36%	25.04%